GROUP INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP INCOME STATEMENT
Revenue	$ 5,215	$ 5,212	$ 4,560
Cost of goods sold	(1,540)	(1,543)	(1,396)
Gross profit	3,675	3,669	3,164
Selling, general and administrative expenses	(2,880)	(2,720)	(2,562)
Research and development expenses	(345)	(356)	(307)
Operating profit	450	593	295
Interest income	14	6	6
Interest expense	(80)	(80)	(62)
Other finance costs	(8)	(17)	(7)
Share of results of associates	(141)	9	14
Gain on disposal of interest in associate		75	0
Profit before taxation	235	586	246
Taxation	(12)	(62)	202
Attributable profit for the year	$ 223	$ 524	$ 448
Earnings per ordinary share
Basic	$ 0.255	$ 0.598	$ 0.513
Diluted	$ 0.255	$ 0.597	$ 0.512